April 3, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:	Office of Filings, Information & Consumer Service

Re:	Smead Funds Trust (the “Trust”)
Securities Act File No. 333-197810
Investment Company Act File No. 811-22985

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectus for the Class I2 Shares, Class R3 Shares and Class R4 Shares dated March 30, 2020 for the Smead Value Fund and Statement of Additional Information for the Class I2 Shares, Class R3 Shares and Class R4 Shares dated March 30, 2020 for the Smead Value Fund, do not differ from those contained in Post‑Effective Amendment No. 15 to the Trust’s Registration Statement on Form N‑1A that was filed electronically via EDGAR on March 27, 2020 (Accession # 0001193125-20-088375).

If you have any questions, please contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President